Consolidated Statements of Comprehensive Income (Loss) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net income	$ 7,588,901	$ 7,449,759	$ 7,149,860
Other comprehensive income (loss)
Unrealized holding (losses) gains on available-for-sale securities	(1,379,518)	35,256,397	(40,399,686)
Income tax effect	514,561	(13,150,636)	15,069,083
Net unrealized (losses) gains	(864,957)	22,105,761	(25,330,603)
Unrealized losses on securities transferred from available-for-sale to held-to-maturity		(17,061,438)
Amortization of net unrealized losses transferred during the period	4,210,897	1,545,103
Income tax effect	(1,570,664)	5,787,593
Net unrealized (losses) gains, securities held-to-maturity	2,640,233	(9,728,742)
Reclassification adjustment for gains included in net income	(17,503)	(14,542)	(423,388)
Income tax effect	6,528	5,424	157,924
Net gains included in net income	(10,975)	(9,118)	(265,464)
Total other comprehensive income (loss)	1,764,301	12,367,901	(25,596,067)
Comprehensive income (loss)	$ 9,353,202	$ 19,817,660	$ (18,446,207)